Schedule of Revenue Concentration (Details) - Applied Digital Cloud Corporation [Member] - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Customer A [Member]
Disaggregation of Revenue [Line Items]
Customer	100.00%	100.00%	100.00%	73.00%	77.00%	29.00%
Customer B [Member]
Disaggregation of Revenue [Line Items]
Customer				27.00%	23.00%	71.00%